LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	12 Months Ended
Dec. 31, 2014
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LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS
8.	LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS

Long-term prepayments, deposits and other assets consisted of the following:

	December 31,
	2014	2013
Entertainment production costs	$73,819	$72,853
Less: accumulated amortization	(34,646)	(26,416)

Entertainment production costs, net	39,173	46,437
Advance payments for construction costs	107,563	161,633
Deposits for acquisition of property and equipment	47,158	15,694
Input value-added tax, net	43,841	—
Other deposits and other long-term prepayments	39,708	35,747
Long-term receivables, net	10,115	6,250
Prepayment of deferred financing costs	—	79,906

Long-term prepayments, deposits and other assets	$287,558	$345,667

Entertainment production costs represent amounts incurred and capitalized for entertainment shows in City of Dreams. The Group amortized the entertainment production costs over 10 years or the respective useful life of the entertainment show, whichever is shorter.

Advance payments for construction costs are connected with the construction and fit-out cost for City of Dreams, Studio City and City of Dreams Manila.

Input value-added tax, net represents the value-added tax recoverable from the tax authority in the Philippines mainly connected with the purchase of assets or services for City of Dreams Manila.

Long-term receivables, net represent casino receivables from casino customers where settlement is not expected within the next year. Aging of such balances are all over 90 days and include allowance for doubtful debts of $24,848 and $20,321 as of December 31, 2014 and 2013, respectively. During the years ended December 31, 2014 and 2013, net amount of current accounts receivable of $8,642 and $17,691 and net amount of allowance for doubtful debts of $4,527 and $13,680, respectively, were reclassified to non-current. During the year ended December 31, 2012, net amount of long-term receivables of $401 was reclassified to current; and net amount of allowance for doubtful debts of $77 was reclassified to non-current. Reclassifications to current accounts receivable, net, are made when conditions support that it is probable for settlement of such balances to occur within one year.